UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03379

PERMANENT PORTFOLIO FAMILY OF FUNDS

(Exact Name of Registrant as specified in charter)

600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, Suite 4100, San Francisco, California 94111

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code:	(415) 398-8000

Date of fiscal year end:	January 31, 2019

Date of reporting period:	July 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders of Permanent Portfolio Family of Funds (“Registrant”) for the six months ended July 31, 2019 is attached hereto.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to the Registrant for the six months ended July 31, 2019.

Item 11. Controls and Procedures.

(a)

Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.

The certifications provided pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: September 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Permanent Portfolio Family of Funds

/s/ Michael J. Cuggino

By: Michael J. Cuggino, President

Date: September 30, 2019

/s/ James H. Andrews

By: James H. Andrews, Treasurer

Date: September 30, 2019

Semi-Annual Report Six Months Ended July 31, 2019

Permanent Portfolio®

Class A — PRPDX | Class C — PRPHX | Class I — PRPFX

Short-Term Treasury Portfolio

Class I — PRTBX

Versatile Bond Portfolio

Class A — PRVDX | Class C — PRVHX | Class I — PRVBX

Aggressive Growth Portfolio

Class A — PAGDX | Class C — PAGHX | Class I — PAGRX

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s Annual and Semi-Annual Reports to Shareholders (“Reports”) will no longer be sent by mail unless you specifically request paper copies of the Reports. Instead, the Reports will be made available on the Fund’s website (http://www.permanentportfoliofunds.com/fund-documents.html) and you will be notified by mail each time a Report is posted, and provided with the website address to access the Report.

If you have already elected to receive the Reports electronically, you will not be affected by this change and you need not take any further action. You may also elect to receive the Reports and other communications from the Fund electronically. Shareholders who own the Fund’s Portfolios directly should either access their shareholder account online by visiting our website (http://www.permanentportfoliofunds.com), or by calling our Shareholder Services Office at (800) 531-5142. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to continue to receive all future Reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your Reports by calling our Shareholder Services Office at (800) 531-5142. If you own your shares through a financial intermediary, you must contact your financial intermediary to elect to continue to receive paper copies of your Reports. Your election to receive paper copies of the Reports will apply to all Fund Portfolios held directly or to all Fund Portfolios held through your financial intermediary as applicable.

The views in this Report are those of the Fund’s investment adviser, Pacific Heights Asset Management, LLC, as of July 31, 2019 and may not reflect their views on the date this Report is first published or anytime thereafter. This Report may contain discussions about certain investments both held and not held in each Fund Portfolio as of July 31, 2019. All current and future holdings are subject to risk and are subject to change. While these views are intended to assist shareholders in understanding their investment in each Portfolio, they do not constitute investment advice, are not a guarantee of future performance and are not intended as an offer or solicitation with respect to the purchase or sale of any security. Performance figures include the reinvestment of dividend and capital gain distributions.

Diversification does not assure a profit, nor does it protect against a loss.

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2019 Permanent Portfolio Family of Funds. All rights reserved.

LETTER FROM THE PRESIDENT

Dear Fellow Shareholder:

I am pleased to present you with this Semi-Annual Report of Permanent Portfolio Family of Funds for the six months ended July 31, 2019. The Semi-Annual Report includes the financial statements of each of our four Portfolios, as well as additional information such as management commentary, performance data, lists of investments held and financial highlights.

As of this writing, the outlook for the U.S. economy remains solid despite an unsettled summer and a feeling of foreboding by investors and business leaders alike that a recession is coming. Yet, unemployment remains low, wages are rising, consumers continue to spend, corporate earnings have been better than expected, cost of capital is low and inflation is contained. Nevertheless, there is no question that the constant drumbeat of trade issues, a partially inverted yield curve, persistently weak global growth, political instability in Europe, an unpredictable U.S. Federal Reserve and a reversion to lower and subsidized global interest rates have increasingly weighed on investors’ collective psyche. Investment returns have been consistent with this tug of war as equities, bonds and gold have each had their moment in the sun thus far in 2019. And while every day seemingly brings new uncertainties to the marketplace, investors seem to forget that this unknown is normal and the reason that we created our Family of Funds. As we do not possess a crystal ball to tell you what will happen tomorrow, we believe the antidote is diversification within and across asset classes, and should, if not already, be a part of your investment strategy. At Permanent Portfolio Family of Funds, we remain focused on building and maintaining wealth over the long term regardless of market conditions. Let us help you.

I encourage you to visit our website — permanentportfoliofunds.com — which offers a wide range of information on each of our Portfolios, including our current prospectus, statement of additional information, fact sheets, investor guides, performance data, and recent market insights and perspectives, including those contained in our periodic newsletter — The Weather Report. In addition, if you have questions or would like more information on any of our strategies, please contact your investment professional, one of our Institutional Sales representatives at (866) 792-6547, or our Shareholder Services Office at (800) 531-5142.

As always, thank you for your continued trust and confidence in our Family of Funds. We look forward to helping you achieve success in reaching your financial goals.

Sincerely,

Michael J. Cuggino

Chairman and President

PERMANENT PORTFOLIO®

Management’s Discussion and Analysis

Six Months Ended July 31, 2019 (Unaudited)

Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, real estate and natural resource stocks, aggressive growth stocks and dollar assets, such as U.S. Treasury securities and corporate bonds. During the six months ended July 31, 2019, the Portfolio’s Class I shares achieved a total return of 5.10%, net of expenses to average net assets of .85%, as compared to 1.21% for the FTSE 3-Month U.S. Treasury Bill Index and 11.32% for the Standard & Poor’s 500 Composite Stock Index, and as compared to a 1.38% inflation rate over the same period as measured by the change in the Consumer Price Index (“CPI-U”), a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services as compiled by the U.S. Bureau of Labor Statistics. The Portfolio’s return during the six months then ended reflected positive returns on its gold and silver holdings, its U.S Treasury and corporate bonds, and its aggressive growth and real estate stocks, which were only partially offset by negative returns on its Swiss franc assets and its natural resource stocks. Neither the FTSE 3-Month U.S. Treasury Bill Index return, the Standard & Poor’s 500 Composite Stock Index return nor the change in CPI-U reflect deductions for fees, expenses or taxes. Returns for the Portfolio’s Class A and Class C shares are provided on pages 7, 37 and 38.

Mutual fund investing involves risk; loss of principal is possible. Permanent Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Portfolio will be affected by changes in the prices of gold, silver, U.S. and foreign real estate and natural resource company stocks and aggressive growth stocks. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in debt securities are also subject to credit risk, which is the risk that an issuer of debt securities may be unable or unwilling to pay principal and interest when due. Although the Portfolio invests in multiple and diverse asset classes, diversification does not assure a profit, nor does it protect against a loss in a declining market. The Portfolio is non-diversified, meaning that it may invest a larger percentage of its assets in a smaller number of issuers and kinds of assets.

The following pie chart shows Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of July 31, 2019.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within an asset class.

PERMANENT PORTFOLIO®

Performance Chart

Ten Years Ended July 31, 2019 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio’s Class I shares at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in comparable broad-based securities market indices. The performance of the Portfolio’s Class A and Class C shares will differ due to different sales charge structures and share class expenses.

The FTSE 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury. The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the FTSE 3-Month U.S. Treasury Bill Index and the Standard & Poor’s 500 Composite Stock Index reflect reinvested interest, dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

PERMANENT PORTFOLIO®

Average Annual Total Returns

Periods Ended July 31, 2019 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PRPFX) (1)	5.33%	2.69%	5.30%	5.99%	12/01/1982
Class A Shares (PRPDX)	5.07%	—	—	5.41%	5/31/2016
Class C Shares (PRPHX)	4.29%	—	—	4.62%	5/31/2016

With Sales Charge
Class A Shares (PRPDX) (2)	-.19%	—	—	3.72%
Class C Shares (PRPHX) (2)	3.31%	—	—	4.62%

FTSE 3-Month U.S. Treasury Bill Index (3)	2.33%	.88%	.48%	3.75%
Standard & Poor’s 500 Composite Stock Index (3)	7.99%	11.34%	14.03%	11.44%

(1)	Returns for the five-year, ten-year and since inception periods reflect the impact of fee waivers then in effect. In the absence of such fee waivers, total returns would be reduced.
(2)

Returns with sales charge reflect the deduction of the maximum front end sales charge of 5.00% for Class A shares, and the maximum contingent deferred sales charge of 1.00% which is imposed on Class C shares that are redeemed within one year of purchase.

(3)	The date used to calculate performance since inception for the indices is the inception date of the Class I shares.

The table above shows Permanent Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). All share classes of the Portfolio are invested in the same securities and returns only differ to the extent that the fees and expenses of the share classes are different. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2019, as amended July 31, 2019, the total annual operating expenses (“expense ratios”) for the fiscal year ended January 31, 2019 were .84%, 1.09% and 1.84% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the six months ended July 31, 2019 may be found in the Financial Highlights section of this Report.

Performance data shown above for Permanent Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Permanent Portfolio.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2019 (Unaudited)

Quantity			Market Value
		GOLD ASSETS — 21.70% of Total Net Assets
	171,979 Troy Oz.	Gold bullion (a)	$245,259,894
	120,000 Coins	One-ounce gold coins (a)	171,888,000

		Total Gold Assets (identified cost $280,623,225)	$417,147,894

		SILVER ASSETS — 6.19% of Total Net Assets
	7,278,323 Troy Oz.	Silver bullion (a)	$118,971,473

		Total Silver Assets (identified cost $115,601,526)	$118,971,473

Principal Amount
		SWISS FRANC ASSETS — 7.66% of Total Net Assets
CHF	679,841	Swiss franc deposits (a)	$683,567

CHF	70,000,000	2.250% Swiss Confederation Bonds, 07-06-20	$72,481,373
CHF	70,000,000	2.000% Swiss Confederation Bonds, 04-28-21	74,155,447

		Total Swiss Confederation bonds	$146,636,820

		Total Swiss Franc Assets (identified cost $145,400,021)	$147,320,387

Number of Shares
		REAL ESTATE AND NATURAL RESOURCE STOCKS — 18.95% of Total Net Assets

		NATURAL RESOURCES — 6.67% of Total Net Assets
	150,000	Apache Corporation	$3,663,000
	200,000	BHP Group, Ltd. (b)	10,986,000
	150,000	BP, p.l.c. (b)	5,961,000
	500,000	Cameco Corporation	4,595,000
	200,000	Canadian Natural Resources Ltd.	5,056,000
	100,000	Chevron Corporation	12,311,000
	100,000	ConocoPhillips	5,908,000
	150,000	Devon Energy Corporation	4,050,000
	700,000	Encana Corporation	3,199,000
	100,000	Exxon Mobil Corporation	7,436,000
	4,000,000	Freeport-McMoRan, Inc.	44,240,000
	200,000	Murphy Oil Corporation	4,808,000
	50,000	Nutrien, Ltd.	2,740,500
	100,000	Rio Tinto p.l.c (b)	5,708,000
	350,000	South32 Limited (b)	3,713,500
	300,000	Vale S.A. (b)	3,897,000

			$128,272,000

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2019 (Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 12.28% of Total Net Assets
100,000	Alexander & Baldwin, Inc.	$2,351,000
75,000	AvalonBay Communities, Inc.	15,659,250
75,000	Boston Properties, Inc.	9,971,250
125,000	Digital Realty Trust, Inc.	14,295,000
125,000	Duke Realty Corporation	4,166,250
75,000	Essex Property Trust, Inc.	22,666,500
75,000	Federal Realty Investment Trust	9,900,750
750,000	Franklin Street Properties Corporation	6,045,000
125,000	Highwoods Properties, Inc.	5,666,250
250,000	Investors Real Estate Trust	15,937,500
150,000	Kimco Realty Corporation	2,881,500
100,000	Macquarie Infrastructure Corporation	4,144,000
450,000	Outfront Media, Inc.	12,231,000
125,000	Prologis, Inc.	10,076,250
125,000	Regency Centers Corporation	8,337,500
77,500	Texas Pacific Land Trust	61,783,000
125,000	UDR, Inc.	5,757,500
200,000	Urstadt Biddle Properties, Inc.	3,332,000
500,000	Urstadt Biddle Properties, Inc. Class A	10,795,000
75,000	Vornado Realty Trust	4,824,000
100,000	Washington Real Estate Investment Trust	2,695,000
100,000	Weyerhaeuser Company	2,541,000

		$236,056,500

	Total Real Estate and Natural Resource Stocks (identified cost $371,913,667)	$364,328,500

	AGGRESSIVE GROWTH STOCKS — 19.58% of Total Net Assets

	AEROSPACE — 1.51% of Total Net Assets
80,000	Lockheed Martin Corporation	$28,973,600

		$28,973,600
	CHEMICALS — 1.08% of Total Net Assets
75,000	Air Products & Chemicals, Inc.	$17,120,250
50,000	Albemarle Corporation	3,648,000

		$20,768,250
	COMPUTER SOFTWARE & SERVICES — 2.81% of Total Net Assets
90,000	Autodesk, Inc. (a)	$14,055,300
250,000	Sailpoint Technologies Holdings, Inc. (a)	5,285,000
250,000	Twilio, Inc. Class A (a)	34,777,500

		$54,117,800
	ELECTRICAL EQUIPMENT & ELECTRONICS — .86% of Total Net Assets
25,000	Broadcom, Inc.	$7,249,750
100,000	Intel Corporation	5,055,000
25,000	NVIDIA Corporation	4,218,000

		$16,522,750
	ENERGY SERVICES & PROCESSING — .79% of Total Net Assets
100,000	HollyFrontier Corporation	$4,977,000
100,000	Phillips 66	10,256,000

		$15,233,000

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2019 (Unaudited)

Number of Shares		Market Value
	ENGINEERING & CONSTRUCTION — .42% of Total Net Assets
100,000	Fluor Corporation	$3,251,000
100,000	Lennar Corporation Class A	4,757,000

		$8,008,000
	ENTERTAINMENT & LEISURE — 3.69% of Total Net Assets
75,000	Disney (Walt) Company	$10,725,750
250,000	Facebook, Inc. Class A (a)	48,557,500
90,000	Wynn Resorts, Ltd.	11,706,300

		$70,989,550
	FINANCIAL SERVICES — 2.06% of Total Net Assets
90,000	First Republic Bank	$8,942,400
400,000	KeyCorp	7,348,000
200,000	Morgan Stanley	8,912,000
200,000	Schwab (Charles) Corporation	8,644,000
100,000	State Street Corporation	5,809,000

		$39,655,400
	MANUFACTURING — 2.14% of Total Net Assets
75,000	Agilent Technologies, Inc.	$5,205,750
80,000	Illinois Tool Works, Inc.	12,338,400
80,000	IPG Photonics Corporation (a)	10,480,800
75,000	Parker-Hannifin Corporation	13,131,000

		$41,155,950
	MATERIALS — .28% of Total Net Assets
100,000	Nucor Corporation	$5,438,000

		$5,438,000
	PHARMACEUTICALS — 1.11% of Total Net Assets
75,000	Amgen, Inc.	$13,993,500
150,000	Atara Biotherapeutics, Inc. (a)	2,140,500
80,000	Gilead Sciences, Inc.	5,241,600

		$21,375,600
	RETAIL — 1.43% of Total Net Assets
80,000	Costco Wholesale Corporation	$22,050,400
80,000	Williams-Sonoma, Inc.	5,334,400

		$27,384,800
	TRANSPORTATION — 1.40% of Total Net Assets
80,000	FedEx Corporation	$13,642,400
75,000	Kansas City Southern	9,280,500
75,000	Ryder System, Inc.	3,994,500

		$26,917,400

	Total Aggressive Growth Stocks (identified cost $157,891,075)	$376,540,100

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2019 (Unaudited)

Principal Amount		Market Value
	DOLLAR ASSETS — 24.82% of Total Net Assets

	CORPORATE BONDS — 16.93% of Total Net Assets

	ADVERTISING & MARKETING — .10% of Total Net Assets
$1,875,000	4.000% The Interpublic Group of Companies, Inc., 03-15-22	$1,932,548

		$1,932,548
	AUTOMOBILES — .25% of Total Net Assets
2,473,000	3.336% Ford Motor Credit Company, LLC, 03-18-21	$2,483,028
2,250,000	3.098% Ford Motor Credit Company, LLC, 04-05-21 (c)	2,229,192

		$4,712,220
	CHEMICALS — .45% of Total Net Assets
8,500,000	5.200% FMC Corporation, 12-15-19	$8,579,866

		$8,579,866
	COMPUTER SOFTWARE & SERVICES — .39% of Total Net Assets
7,500,000	3.600% Hewlett Packard Enterprise Company, 10-15-20	$7,590,083

		$7,590,083
	CONSUMER PRODUCTS — 1.85% of Total Net Assets
7,500,000	2.750% BAT International Finance, p.l.c., 06-15-20 (d)	$7,508,002
6,110,000	2.450% Church & Dwight Company, Inc., 08-01-22	6,102,149
8,500,000	2.500% J. M. Smucker Company, 03-15-20	8,496,396
3,000,000	3.625% Mondelez International, Inc., 05-07-23	3,119,462
6,500,000	2.750% Reckitt Benckiser Group plc, 06-26-24 (d)	6,549,790
3,571,000	3.250% Unilever Capital Corporation, 03-07-24	3,727,665

		$35,503,464
	ENERGY SERVICES & PROCESSING — .54% of Total Net Assets
5,000,000	3.050% Kinder Morgan, Inc., 12-01-19	$5,005,193
5,000,000	4.750% Marathon Petroleum Corporation, 12-15-23	5,403,130

		$10,408,323
	ENGINEERING & CONSTRUCTION — .21% of Total Net Assets
4,075,000	2.550% D.R. Horton, Inc., 12-01-20	$4,079,872

		$4,079,872
	FINANCIAL SERVICES — 4.34% of Total Net Assets
4,500,000	4.000% Apollo Management Holdings, LLC, 05-30-24 (d)	$4,682,792
7,000,000	3.018% BB&T Corporation, 01-15-20 (c)	7,016,153
7,000,000	3.050% Capital One Financial Corporation, 03-09-22	7,089,103
5,000,000	2.875% Fifth Third Bancorp, 07-27-20	5,018,553
4,500,000	3.875% JPMorgan Chase & Company, 09-10-24	4,718,322
12,500,000	2.900% KeyCorp, 09-15-20	12,575,075
31,380,000	3.160% Manufacturers & Traders Trust Company, 12-01-21 (c)	31,364,906
6,500,000	4.875% Morgan Stanley, 11-01-22	6,943,596
4,055,000	3.035% Regions Bank, 08-13-21 (c)	4,054,065

		$83,462,565
	FOOD & DRUG STORES — .43% of Total Net Assets
8,200,000	6.150% The Kroger Company, 01-15-20	$8,335,119

		$8,335,119
	HEALTHCARE SERVICES — .47% of Total Net Assets
9,000,000	2.625% Laboratory Corporation of America Holdings, 02-01-20	$9,008,397

		$9,008,397

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2019 (Unaudited)

Principal Amount		Market Value
	INSURANCE — 1.91% of Total Net Assets
$3,500,000	6.150% Berkley (W.R.) Corporation, 08-15-19	$3,504,296
4,300,000	5.375% Berkley (W.R.) Corporation, 09-15-20	4,420,333
4,283,000	5.000% Infinity Property & Casualty Corporation, 09-19-22	4,491,496
12,500,000	5.350% Markel Corporation, 06-01-21	13,083,525
2,993,000	7.625% Massachusetts Mutual Life Insurance Company, 11-15-23 (d)	3,450,293
7,714,000	3.000% UNUM Group, 05-15-21	7,757,538

		$36,707,481
	LODGING — .58% of Total Net Assets
11,000,000	3.375% Hyatt Hotels Corporation, 07-15-23	$11,224,279

		$11,224,279
	MANUFACTURING — .30% of Total Net Assets
3,700,000	2.700% Harris Corporation, 04-27-20	$3,705,681
2,070,000	3.875% Kennametal, Inc., 02-15-22	2,122,964

		$5,828,645
	MATERIALS — .18% of Total Net Assets
3,300,000	5.400% Georgia Pacific, LLC, 11-01-20 (d)	$3,422,641

		$3,422,641
	MEDICAL SUPPLIES — .26% of Total Net Assets
5,000,000	2.675% Becton, Dickinson & Company, 12-15-19	$5,002,465

		$5,002,465
	NATURAL RESOURCES — .39% of Total Net Assets
5,000,000	4.875% EQT Corporation, 11-15-21	$5,152,522
2,200,000	4.250% Mosaic Company, 11-15-23	2,338,170

		$7,490,692
	PAPER & PACKAGING PRODUCTS — .27% of Total Net Assets
5,080,000	3.900% Packaging Corporation of America, 06-15-22	$5,247,267

		$5,247,267
	REAL ESTATE — 2.33% of Total Net Assets
12,000,000	3.700% Corporate Office Properties, L.P., 06-15-21	$12,115,734
4,430,000	3.600% Corporate Office Properties, L.P., 05-15-23	4,456,810
3,600,000	5.250% Corporate Office Properties, L.P., 02-15-24	3,834,536
4,115,000	4.375% Duke Realty, L.P., 06-15-22	4,320,633
2,561,000	4.400% Lexington Realty Trust, 06-15-24	2,628,048
8,400,000	3.504% SL Green Operating Partnership, L.P., 08-15-21 (c)	8,403,217
7,420,000	3.700 % UDR, Inc., 10-01-20	7,511,663
1,435,000	3.950% Washington Real Estate Investment Trust, 10-15-22	1,483,088

		$44,753,729
	TRANSPORTATION — .66% of Total Net Assets
5,000,000	4.700% Burlington Northern Santa Fe, LLC, 10-01-19	$5,018,563
7,500,000	3.450% Ryder System, Inc., 11-15-21	7,662,495

		$12,681,058
	UTILITIES — 1.02% of Total Net Assets
10,475,000	2.500% Dominion Gas Holdings, LLC, 12-15-19	$10,466,133
9,000,000	3.150% Progress Energy, Inc., 04-01-22	9,136,458

		$19,602,591

		$325,573,305

Continued on following page.

PERMANENT PORTFOLIO®

Schedule of Investments

July 31, 2019 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 7.89% of Total Net Assets
$32,500,000	United States Treasury bonds 6.250%, 08-15-23	$38,069,084
45,000,000	United States Treasury bonds 6.000%, 02-15-26	56,300,042
45,000,000	United States Treasury bonds 5.250%, 11-15-28	57,385,957

		$151,755,083

	Total Dollar Assets (identified cost $453,266,750)	$477,328,388

	Total Portfolio — 98.90% of total net assets (identified cost $1,524,696,264) (e)	$1,901,636,742
	Other assets, less liabilities (1.10% of total net assets)	21,206,908

	Net assets applicable to outstanding shares	$1,922,843,650

	Notes:
	(a) Non-income producing.
	(b) Sponsored American Depositary Receipt (ADR).
	(c) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of July 31, 2019.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2019, these securities amounted to $25,613,518, or 1.33% of Permanent Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

SHORT-TERM TREASURY PORTFOLIO

Management’s Discussion and Analysis

Six Months Ended July 31, 2019 (Unaudited)

Short-Term Treasury Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. The Portfolio invests at least 80% of its net assets in direct obligations of the United States Treasury, including U.S. Treasury bills, notes and bonds, and other securities issued by the U.S. Treasury, such as U.S. Agency securities. The Portfolio expects to maintain a dollar-weighted average length to maturity and duration of zero to three years. During the six months ended July 31, 2019, the Portfolio’s Class I shares achieved a total return of 1.01%, net of expenses to average net assets of .66%, as compared to 1.21% for the FTSE 3-Month U.S. Treasury Bill Index over the same period. The Portfolio’s return during the six months then ended was primarily due to improving investment returns available on short-term U.S. Treasury and Agency securities in excess of Portfolio expenses during the period. The FTSE 3-Month U.S. Treasury Bill Index does not reflect a deduction for fees, expenses or taxes.

Mutual fund investing involves risk; loss of principal is possible. The Portfolio’s yield and share price will fluctuate in response to changes in interest rates. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

The following pie chart shows Short-Term Treasury Portfolio’s investment holdings by months to maturity, as a percentage of investments as of July 31, 2019.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security.

SHORT-TERM TREASURY PORTFOLIO

Performance Chart

Ten Years Ended July 31, 2019 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in a comparable broad-based securities market index.

The FTSE 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury. You cannot invest directly in an index. Returns shown for the FTSE 3-Month U.S. Treasury Bill Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

SHORT-TERM TREASURY PORTFOLIO

Average Annual Total Returns

Periods Ended July 31, 2019 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PRTBX) (1)	1.82%	.26%	-.16%	2.36%	5/26/1987
FTSE 3-Month U.S. Treasury Bill Index (2)	2.33%	.88%	.48%	3.17%

(1)

Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. See the Notes to Financial Statements for specific information regarding fee waivers.

(2)	The date used to calculate performance since inception for the index is the inception date of the Class I shares.

The table above shows Short-Term Treasury Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2019, the total annual operating expenses before and after fee waivers (“expense ratios”) for the fiscal year ended January 31, 2019 were 1.23% and .67%, respectively. The expense ratios for the six months ended July 31, 2019 may be found in the Financial Highlights section of this Report.

Performance data shown above for Short-Term Treasury Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Short-Term Treasury Portfolio.

SHORT-TERM TREASURY PORTFOLIO

Schedule of Investments

July 31, 2019 (Unaudited)

Principal Amount		Market Value
	UNITED STATES AGENCY SECURITIES — 11.27% of Total Net Assets
$800,000	Federal Home Loan Bank 1.125%, 10-03-19	$798,620
850,000	Federal Farm Credit Bank 1.240%, 01-13-20	846,518

	Total United States Agency Securities (identified cost $1,642,678)	$1,645,138

	UNITED STATES TREASURY SECURITIES — 87.60% of Total Net Assets
2,400,000	United States Treasury bills 1.929%, 08-20-19 (a)	$2,397,473
2,400,000	United States Treasury bills 1.970%, 09-05-19 (a)	2,395,356
2,000,000	United States Treasury bills 1.943%, 09-19-19 (a)	1,994,705
2,000,000	United States Treasury notes 1.000%, 11-30-19	1,992,220
2,000,000	United States Treasury notes 2.000%, 01-31-20	1,998,799
2,000,000	United States Treasury notes 2.375%, 04-30-20	2,003,824

	Total United States Treasury Securities (identified cost $12,767,597)	$12,782,377

	Total Portfolio — 98.87% of total net assets (identified cost $14,410,275) (b)	$14,427,515
	Other assets, less liabilities (1.13% of total net assets)	165,474

	Net assets applicable to outstanding shares	$14,592,989

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

VERSATILE BOND PORTFOLIO

Management’s Discussion and Analysis

Six Months Ended July 31, 2019 (Unaudited)

Versatile Bond Portfolio’s investment objective is to achieve high current income. The Portfolio invests at least 80% of its net assets in bonds, which may include debt securities of all types and of any maturity. During the six months ended July 31, 2019, the Portfolio’s Class I shares achieved a total return of 4.60%, net of expenses to average net assets of .65%, as compared to 3.78% for the Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index, 2.37% for the FTSE BIG Credit AAA/AA 1-3 Year Corporate Bond Index and 2.62% for the FTSE BIG Credit A 1-3 Year Corporate Bond Index over the same period. While the returns of the indices during the six months then ended were consistent with the general level and direction of interest rates during the period, the Portfolio’s return exceeded the performance of the indices, primarily due to its investment selection, the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned indices, its investments in U.S. dollar denominated corporate securities and its investments having longer durations, greater credit risk and less currency risk than the indices. The returns of the indices do not reflect a deduction for fees, expenses or taxes. Returns for the Portfolio’s Class A and Class C shares are provided on pages 20, 41 and 42.

Mutual fund investing involves risk; loss of principal is possible. The Portfolio’s yield and share price will fluctuate in response to changes in interest rates. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in debt securities are also subject to credit risk, which is the risk that an issuer of debt securities may be unable or unwilling to pay principal and interest when due. Below investment grade bonds involve greater risk of loss because they are subject to greater levels of credit risk.

The following pie chart shows Versatile Bond Portfolio’s investment holdings by Standard & Poor’s credit rating, as a percentage of investments as of July 31, 2019. Credit ratings range from AAA (highest) to D (lowest) based on Standard & Poor’s measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by Standard & Poor’s. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security.

VERSATILE BOND PORTFOLIO

Performance Chart

Ten Years Ended July 31, 2019 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio’s Class I shares at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in comparable broad-based securities market indices. The performance of the Portfolio’s Class A and Class C shares will differ due to different sales charge structures and share class expenses.

The Bloomberg Barclays Global Aggregate Bond Index is a market-capitalization weighted, broad-based measure of global, government-related, treasury, corporate and securitized fixed income investments. The Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index, which excludes securitized fixed income investments, is a sub-index of the Bloomberg Barclays Global Aggregate Bond Index and has characteristics relevant to the Portfolio’s investment strategies after May 30, 2012. The FTSE BIG Credit AAA/AA 1-3 Year Corporate Bond Index and the FTSE BIG Credit A 1-3 Year Corporate Bond Index are components of the FTSE Broad Investment-Grade (BIG) Bond Index and have characteristics relevant to the Portfolio’s investment strategies prior to May 30, 2012. Both indices are market-capitalization weighted and include bonds rated AAA, AA or A by Standard & Poor’s or Moody’s Investor Services, Inc. (“Moody’s”) with maturities of one to three years and a minimum amount outstanding of $100 million. They should not be considered predictive or representative of results the Portfolio may experience under its current investment strategy. You cannot invest directly in an index. Returns shown for the indices reflect reinvested interest, dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

VERSATILE BOND PORTFOLIO

Average Annual Total Returns

Periods Ended July 31, 2019 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PRVBX) (1)(2)	5.43%	3.04%	2.97%	3.54%	9/27/1991
Class A Shares (PRVDX) (1)	5.18%	—	—	4.73%	5/31/2016
Class C Shares (PRVHX) (1)	4.38%	—	—	3.95%	5/31/2016

With Sales Charge
Class A Shares (PRVDX) (1)(3)	.97%	—	—	3.39%
Class C Shares (PRVHX) (1)(3)	3.38%	—	—	3.95%

Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index (4)(5)	5.77%	1.24%	2.58%	5.31%
FTSE BIG Credit AAA/AA 1-3 Year Corporate Bond Index (5)	4.43%	1.61%	1.76%	4.34%
FTSE BIG Credit A 1-3 Year Corporate Bond Index (5)	4.70%	1.90%	2.46%	4.63%

(1)

Returns reflect the impact of fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. See the Notes to Financial Statements for specific information regarding fee waivers.

(2)

Returns for periods prior to May 30, 2012 reflect the Portfolio’s results under its prior investment strategies. Such returns should not be considered predictive or representative of results the Portfolio may experience under its current investment strategies.

(3)

Returns with sales charge reflect the deduction of the maximum front end sales charge of 4.00% for Class A shares, and the maximum contingent deferred sales charge of 1.00% which is imposed on Class C shares that are redeemed within one year of purchase.

(4)

The Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index commenced on September 30, 2002. Performance of the Index for periods prior to September 30, 2002, is calculated using the return data of the Bloomberg Barclays Global Aggregate Bond Index through September 29, 2002 and the return data of the Bloomberg Barclays Global Aggregate (Excluding Securitized) Bond Index since September 30, 2002.

(5)	The date used to calculate performance since inception for the indices is the inception date of the Class I shares.

The table above shows Versatile Bond Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). All share classes of the Portfolio are invested in the same securities and returns only differ to the extent that the fees and expenses of the share classes are different. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2019, as amended July 31, 2019, the total annual operating expenses (“expense ratios”) for the fiscal year ended January 31, 2019, before fee waivers, were 1.22%, 1.47% and 2.22% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the same period, after fee waivers, were .66%, .91% and 1.66% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the six months ended July 31, 2019 may be found in the Financial Highlights section of this Report.

Performance data shown above for Versatile Bond Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Versatile Bond Portfolio.

VERSATILE BOND PORTFOLIO

Schedule of Investments

July 31, 2019 (Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 81.20% of Total Net Assets

	ADVERTISING & MARKETING — 3.14% of Total Net Assets
$600,000	4.000% The Interpublic Group of Companies, Inc., 03-15-22	$618,416

		$618,416
	AUTOMOBILES — 4.55% of Total Net Assets
600,000	3.225% Ford Motor Credit Company, LLC, 06-12-20 (a)	$600,444
150,000	3.005% Ford Motor Credit Company, LLC, 11-02-20 (a)	148,919
150,000	3.098% Ford Motor Credit Company, LLC, 04-05-21 (a)	148,613

		$897,976
	CHEMICALS — 1.42% of Total Net Assets
275,000	3.600% Westlake Chemical Corporation, 07-15-22	$279,581

		$279,581
	CONSUMER PRODUCTS — 2.13% of Total Net Assets
300,000	2.750% BAT International Finance, p.l.c., 06-15-20 (b)	$300,320
119,000	4.625% Brunswick Corporation, 05-15-21 (b)	119,006

		$419,326
	ENERGY SERVICES & PROCESSING — 4.03% of Total Net Assets
750,000	4.750% El Paso Energy Capital Trust, 03-31-28 (c)	$795,000

		$795,000
	ENGINEERING & CONSTRUCTION — 2.54% of Total Net Assets
500,000	2.550% D.R. Horton, Inc., 12-01-20	$500,598

		$500,598
	FINANCIAL SERVICES — 13.45% of Total Net Assets
800,000	4.000% Apollo Management Holdings, LLC, 05-30-24 (b)	$832,496
127,000	4.250% Associated Banc-Corp, 01-15-25	133,449
174,000	5.875% Blackstone Holdings Finance Company, LLC, 03-15-21 (b)	183,087
250,000	5.125% Jefferies Group, LLC, 01-20-23	265,671
400,000	5.500% Jefferies Group, LLC, 10-18-23	429,363
200,000	3.875% JPMorgan Chase & Company, 09-10-24	209,703
400,000	3.160% Manufacturers & Traders Trust Company, 12-01-21 (a)	399,808
200,000	3.035% Regions Bank, 08-13-21 (a)	199,954

		$2,653,531
	INSURANCE — 7.30% of Total Net Assets
300,000	5.375% Berkley (W. R.) Corporation, 09-15-20	$308,395
350,000	4.350% Kemper Corporation, 02-15-25	366,581
750,000	7.450% Phoenix Companies, Inc., 01-15-32	513,750
250,000	3.000% UNUM Group, 05-15-21	251,411

		$1,440,137
	LODGING — 3.10% of Total Net Assets
600,000	3.375% Hyatt Hotels Corporation, 07-15-23	$612,233

		$612,233
	MANUFACTURING — 4.54% of Total Net Assets
500,000	5.200% Carpenter Technology Corporation, 07-15-21	$511,030
375,000	3.875% Kennametal, Inc., 02-15-22	384,595

		$895,625
	MATERIALS — 3.83% of Total Net Assets
224,000	5.400% Georgia Pacific, LLC, 11-01-20 (b)	$232,325
500,000	4.200% Owens Corning, 12-15-22	524,072

		$756,397

Continued on following page.

VERSATILE BOND PORTFOLIO

Schedule of Investments

July 31, 2019 (Unaudited)

Principal Amount		Market Value
	NATURAL RESOURCES — 10.96% of Total Net Assets
$505,000	3.375% Agrium Corporation, 03-15-25	$504,017
350,000	4.875% EQT Corporation, 11-15-21	360,677
300,000	6.950% Kerr-McGee Corporation, 07-01-24	352,087
350,000	4.250% Mosaic Company, 11-15-23	371,982
300,000	4.200% Murphy Oil Corporation, 12-01-22	306,614
250,000	5.750% Newfield Exploration Corporation, 01-30-22	267,188

		$2,162,565
	REAL ESTATE — 13.82% of Total Net Assets
200,000	5.250% CBL & Associates, L.P., 12-01-23	$145,750
450,000	3.700% Corporate Office Properties, L.P., 06-15-21	454,340
150,000	3.600% Corporate Office Properties, L.P., 05-15-23	150,908
150,000	5.250% Corporate Office Properties, L.P., 02-15-24	159,772
300,000	3.375% Essex Portfolio, L.P., 01-15-23	306,659
450,000	4.400% Lexington Realty Trust, 06-15-24	461,781
400,000	2.000% Macquarie Infrastructure Corporation, 10-01-23 (c)	364,410
300,000	7.750% Reckson Operating Partnership, L.P., 03-15-20	309,225
119,000	4.625% SITE Centers Corporation, 07-15-22	123,615
250,000	3.504% SL Green Operating Partnership, L.P., 08-15-21 (a)	250,095

		$2,726,555
	RESTAURANTS — 1.51% of Total Net Assets
300,000	3.875% Brinker International, Inc., 05-15-23	$297,558

		$297,558
	TRANSPORTATION — 1.25% of Total Net Assets
250,000	3.000% SEACOR Holdings, Inc., 11-15-28 (c)	$247,347

		$247,347
	UTILITIES — 3.63% of Total Net Assets
250,000	4.104% Dominion Energy, Inc., 04-01-21	$255,818
450,000	4.625% UIL Holdings Corporation, 10-01-20	459,627

		$715,445

	Total Corporate Bonds (identified cost $15,879,944)	$16,018,290

Number of Shares
	PREFERRED STOCKS — 7.20% of Total Net Assets

	REAL ESTATE — 7.20% of Total Net Assets
5,000	6.375% Brookfield Property REIT, Inc. Cumulative Perpetual Preferred Class A	$125,700
15,000	6.125% Monmouth REIT Cumulative Perpetual Preferred Class C	373,500
25,000	7.800% RLJ Lodging Trust Perpetual Preferred Class A (c)	663,750
10,000	6.750% UMH Properties, Inc. Cumulative Perpetual Preferred Class C	257,200

	Total Preferred Stocks (identified cost $1,381,306)	$1,420,150

Continued on following page.

VERSATILE BOND PORTFOLIO

Schedule of Investments

July 31, 2019 (Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 11.65% of Total Net Assets
$2,300,000	United States Treasury bills 1.929%, 08-20-19 (d)	$2,297,579

	Total United States Treasury Securities (identified cost $2,297,464)	$2,297,579

	Total Portfolio — 100.05% of total net assets (identified cost $19,558,714) (e)	$19,736,019
	Liabilities, less other assets (.05% of total net assets)	(10,118)

	Net assets applicable to outstanding shares	$19,725,901

	Notes:
	(a) Variable or floating rate security whereby the interest rate is periodically reset. The interest rate shown reflects the rate in effect as of July 31, 2019.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2019, these securities amounted to $1,667,234, or 8.45% of Versatile Bond Portfolio’s total net assets, and have been determined by the Portfolio’s investment adviser to be liquid.

	(c) Convertible security.
	(d) Interest rate represents yield to maturity.
	(e) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

AGGRESSIVE GROWTH PORTFOLIO

Management’s Discussion and Analysis

Six Months Ended July 31, 2019 (Unaudited)

Aggressive Growth Portfolio’s investment objective is to achieve high (greater than the stock market as a whole), long-term appreciation in the value of its shares. The Portfolio invests in stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole. During the six months ended July 31, 2019, the Portfolio’s Class I shares achieved a total return of 5.35%, net of expenses to average net assets of 1.23%, as compared to 8.75% for the Dow Jones Industrial Average and 11.32% for the Standard & Poor’s 500 Composite Stock Index over the same period. The Portfolio’s return during the six months then ended was primarily due to the Portfolio’s investment selection and the timing of purchases and sales of those investments in relation to fluctuating market values relative to the aforementioned indices. Industry sectors contributing the most appreciation to the Portfolio during the six months ended July 31, 2019 included retail, chemicals, aerospace, and entertainment and leisure, while pharmaceuticals, energy services and processing, materials, and natural resources provided the most depreciation over the same period. Neither the Dow Jones Industrial Average nor the Standard & Poor’s 500 Composite Stock Index reflect deductions for fees, expenses or taxes. Returns for the Portfolio’s Class A and Class C shares are provided on pages 27, 44 and 45.

Mutual fund investing involves risk; loss of principal is possible. Aggressive Growth Portfolio’s stock market investments will fluctuate, sometimes rapidly and unexpectedly. Aggressive growth stock investments are subject to greater market risk of price declines, especially during periods when the prices of U.S. stock market investments in general are declining. The Portfolio may also invest in smaller and medium capitalization companies which will involve additional risks, such as limited liquidity and greater volatility.

The following pie chart shows Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of July 31, 2019.

Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

AGGRESSIVE GROWTH PORTFOLIO

Performance Chart

Ten Years Ended July 31, 2019 (Unaudited)

The chart above compares the initial account values and subsequent account values over the past ten years, assuming a hypothetical $10,000 investment in the Portfolio’s Class I shares at the beginning of the first period indicated and reinvestment of all dividends and other distributions, without the deduction of taxes, to a $10,000 investment over the same periods in comparable broad-based securities market indices. The performance of the Portfolio’s Class A and Class C shares will differ due to different sales charge structures and share class expenses.

The Dow Jones Industrial Average is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks. The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and also represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the Dow Jones Industrial Average and the Standard & Poor’s 500 Composite Stock Index reflect reinvested dividends and other distributions as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results. The chart does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

AGGRESSIVE GROWTH PORTFOLIO

Average Annual Total Returns

Periods Ended July 31, 2019 (Unaudited)

	One Year	Five Years	Ten Years	Since Inception	Inception Date
At Net Asset Value
Class I Shares (PAGRX)	-.44%	5.59%	10.84%	9.89%	1/02/1990
Class A Shares (PAGDX)	-.69%	—	—	10.54%	5/31/2016
Class C Shares (PAGHX)	-1.45%	—	—	9.72%	5/31/2016

With Sales Charge
Class A Shares (PAGDX) (1)	-5.66%	—	—	8.77%
Class C Shares (PAGHX) (1)	-2.33%	—	—	9.72%

Dow Jones Industrial Average-Total Return (2)	8.22%	12.87%	14.19%	10.60%
Standard & Poor’s 500 Composite Stock Index (2)	7.99%	11.34%	14.03%	9.72%

(1)

Returns with sales charge reflect the deduction of the maximum front end sales charge of 5.00% for Class A shares, and the maximum contingent deferred sales charge of 1.00% which is imposed on Class C shares that are redeemed within one year of purchase.

(2)	The date used to calculate performance since inception for the indices is the inception date of the Class I shares.

The table above shows Aggressive Growth Portfolio’s average annual total returns for the periods indicated, assuming reinvestment of all dividends and other distributions, and deduction of all applicable fees and expenses (except the $35 one-time account start-up fee which was eliminated in January 2016). All share classes of the Portfolio are invested in the same securities and returns only differ to the extent that the fees and expenses of the share classes are different. Performance does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares.

As stated in the Portfolio’s Prospectus dated May 31, 2019, as amended July 31, 2019, the total annual operating expenses (“expense ratios”) for the fiscal year ended January 31, 2019 were 1.23%, 1.48% and 2.23% for the Portfolio’s Class I, Class A and Class C shares, respectively. The expense ratios for the six months ended July 31, 2019 may be found in the Financial Highlights section of this Report.

Performance data shown above for Aggressive Growth Portfolio represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown above, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

Investments in the Portfolio are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in Aggressive Growth Portfolio.

AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments

July 31, 2019 (Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCKS — 100.68% of Total Net Assets

	AEROSPACE — 6.92% of Total Net Assets
5,000	Lockheed Martin Corporation	$1,810,850

		$1,810,850
	CHEMICALS — 5.76% of Total Net Assets
5,000	Air Products & Chemicals, Inc.	$1,141,350
5,000	Albemarle Corporation	364,800

		$1,506,150
	COMPUTER SOFTWARE & SERVICES — 15.23% of Total Net Assets
5,000	Autodesk, Inc. (a)	$780,850
20,000	Sailpoint Technologies Holdings, Inc. (a)	422,800
20,000	Twilio, Inc. Class A (a)	2,782,200

		$3,985,850
	ELECTRICAL EQUIPMENT & ELECTRONICS — 7.19% of Total Net Assets
3,000	Broadcom, Inc.	$869,970
10,000	Intel Corporation	505,500
3,000	NVIDIA Corporation	506,160

		$1,881,630
	ENERGY SERVICES & PROCESSING — 3.80% of Total Net Assets
20,000	HollyFrontier Corporation	$995,400

		$995,400
	ENGINEERING & CONSTRUCTION — 1.96% of Total Net Assets
7,000	Fluor Corporation	$227,570
6,000	Lennar Corporation Class A	285,420

		$512,990
	ENTERTAINMENT & LEISURE — 11.16% of Total Net Assets
5,000	Disney (Walt) Company	$715,050
8,000	Facebook, Inc. Class A (a)	1,553,840
5,000	Wynn Resorts, Ltd.	650,350

		$2,919,240
	FINANCIAL SERVICES — 12.62% of Total Net Assets
10,000	First Republic Bank	$993,600
50,000	KeyCorp	918,500
15,000	Morgan Stanley	668,400
10,000	Schwab (Charles) Corporation	432,200
5,000	State Street Corporation	290,450

		$3,303,150
	MANUFACTURING — 10.12% of Total Net Assets
5,000	Agilent Technologies, Inc.	$347,050
5,000	Illinois Tool Works, Inc.	771,150
5,000	IPG Photonics Corporation (a)	655,050
5,000	Parker-Hannifin Corporation	875,400

		$2,648,650
	MATERIALS — 1.47% of Total Net Assets
7,000	Nucor Corporation	$380,660

		$380,660

Continued on following page.

AGGRESSIVE GROWTH PORTFOLIO

Schedule of Investments

July 31, 2019 (Unaudited)

Number of Shares		Market Value
	NATURAL RESOURCES — 5.09% of Total Net Assets
50,000	Encana Corporation	$228,500
75,000	Freeport-McMoRan, Inc.	829,500
5,000	Nutrien, Ltd.	274,050

		$1,332,050
	PHARMACEUTICALS — 6.18% of Total Net Assets
5,000	Amgen, Inc.	$932,900
25,000	Atara Biotherapeutics, Inc. (a)	356,750
7,000	Gilead Sciences, Inc.	327,600

		$1,617,250
	RETAIL — 6.54% of Total Net Assets
5,000	Costco Wholesale Corporation	$1,378,150
5,000	Williams-Sonoma, Inc.	333,400

		$1,711,550
	TRANSPORTATION — 6.64% of Total Net Assets
5,000	FedEx Corporation	$852,650
5,000	Kansas City Southern	618,700
5,000	Ryder System, Inc.	266,300

		$1,737,650

	Total Portfolio — 100.68% of total net assets (identified cost $9,934,711) (b)	$26,343,070
	Liabilities, less other assets (.68% of total net assets)	(178,427)

	Net assets applicable to outstanding shares	$26,164,643

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for book and federal income tax purposes are the same.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2019 (Unaudited)

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
ASSETS
Investments at market value (Notes 1, 5 & 6):
Investments other than securities:
Gold assets (identified cost $280,623,225; $—; $— and $—, respectively)	$417,147,894	$—	$—	$—
Silver assets (identified cost $115,601,526; $—; $— and $—, respectively)	118,971,473	—	—	—
Swiss franc deposits (identified cost $685,534; $—; $— and $—, respectively)	683,567	—	—	—

	536,802,934	—	—	—
Swiss franc bonds	146,636,820	—	—	—
Real estate and natural resource stocks	364,328,500	—	—	—
Aggressive growth stocks	376,540,100	—	—	26,343,070
Corporate bonds	325,573,305	—	16,018,290	—
Preferred stocks	—	—	1,420,150	—
United States Agency securities	—	1,645,138	—	—
United States Treasury securities	151,755,083	12,782,377	2,297,579	—

Total investments (identified cost $1,524,696,264; $14,410,275; $19,558,714 and $9,934,711, respectively)	1,901,636,742	14,427,515	19,736,019	26,343,070
Cash	—	154,040	47,093	—
Accounts receivable for investments sold	8,961,020	—	—	108,307
Accounts receivable for shares of the portfolio sold	487,319	—	16,800	—
Accrued interest, dividends and foreign taxes receivable	14,873,244	18,978	126,500	21,900
Prepaid expenses	86,007	192	976	—

Total assets	1,926,044,332	14,600,725	19,927,388	26,473,277

LIABILITIES
Bank overdraft	50,088	—	—	279,710
Accounts payable for investments purchased	—	—	190,868	—
Accounts payable for shares of the portfolio redeemed	1,764,711	—	—	—
Accrued investment advisory fees	1,336,582	7,736	10,199	26,667
Accrued distribution and service fees	49,301	—	420	1,443
Accrued trustees’ fees and expenses	—	—	—	814

Total liabilities	3,200,682	7,736	201,487	308,634

NET ASSETS	$1,922,843,650	$14,592,989	$19,725,901	$26,164,643

Continued on following page.

STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2019 (Unaudited)

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
COMPONENTS OF NET ASSETS
Capital stock	$48,056	$222	$323	$438
Paid-in capital	1,503,929,400	14,410,924	20,181,868	7,909,527

	1,503,977,456	14,411,146	20,182,191	7,909,965
Total distributable earnings (deficit)	418,866,194	181,843	(456,290)	18,254,678

NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$1,922,843,650	$14,592,989	$19,725,901	$26,164,643

COMPUTATION OF NET ASSETS

CLASS I SHARES
Net assets applicable to outstanding shares	$1,910,087,249	$14,592,989	$19,692,110	$25,809,520
Shares outstanding	47,734,770	222,053	322,921	432,278
Net asset value and redemption proceeds per share	$40.01	$65.72	$60.98	$59.71
CLASS A SHARES
Net assets applicable to outstanding shares	$8,019,173	$—	$22,486	$305,666
Shares outstanding	201,077	—	369	5,140
Net asset value per share	$39.88	$—	$60.87	$59.47
Offering price per share (NAV per share plus maximum sales charge) (1)	$41.98	$—	$63.41	$62.60
CLASS C SHARES
Net assets applicable to outstanding shares	$4,737,228	$—	$11,305	$49,457
Shares outstanding	120,240	—	187	848
Net asset value per share	$39.40	$—	$60.51	$58.32
Redemption proceeds per share (NAV per share less maximum contingent deferred sales charge) (2)	$39.01	$—	$59.90	$57.74

(1)	Maximum sales charge for Class A shares of 5.00% in Permanent Portfolio and Aggressive Growth Portfolio, and 4.00% in Versatile Bond Portfolio.
(2)	Maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares. The CDSC is eliminated one year after purchase.

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

STATEMENTS OF OPERATIONS

Six Months Ended July 31, 2019 (Unaudited)

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio
INVESTMENT INCOME (Note 1)
Interest	$9,661,756	$180,375	$229,377	$—
Dividends	9,391,790	—	65,773	219,030

	19,053,546	180,375	295,150	219,030
EXPENSES (Notes 3 & 4):
Investment advisory fee	7,842,994	87,263	86,164	154,045
Trustees’ fees and expenses	319,550	2,470	1,991	4,215
Legal expense	54,303	420	338	716
Distribution and service fees — Class A	8,970	—	24	378
Distribution and service fees — Class C	21,727	—	55	244

Total expenses	8,247,544	90,153	88,572	159,598
Less waiver of investment advisory fee	—	(41,335)	(40,814)	—

Net expenses	8,247,544	48,818	47,758	159,598

Net investment income before foreign income taxes deducted at source	10,806,002	131,557	247,392	59,432
Less foreign income taxes deducted at source, net of refundable taxes	(27,286)	—	—	(1,020)

NET INVESTMENT INCOME	10,778,716	131,557	247,392	58,412

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY (Notes 1, 5 & 6)

Net realized gain (loss) on:
Investments in securities	49,460,116	—	91,752	108,093
Investments other than securities	1,683,400	—	—	—
Foreign currency transactions	(48,878)	—	—	—

	51,094,638	—	91,752	108,093
Change in unrealized appreciation (depreciation) of:
Investments	34,826,380	17,144	282,118	1,160,637
Translation of assets and liabilities in foreign currencies	57,522	—	—	—

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	85,978,540	17,144	373,870	1,268,730

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96,757,256	$148,701	$621,262	$1,327,142

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Permanent Portfolio®
	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019
OPERATIONS
Net investment income	$10,778,716	$21,466,299
Net realized gain (loss) on investments in securities	49,460,116	85,216,605
Net realized gain (loss) on investments other than securities	1,683,400	(26,174,946)
Net realized loss on foreign currency transactions	(48,878)	(2,197,523)
Change in unrealized appreciation (depreciation) of investments	34,826,380	(154,113,644)
Change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies	57,522	(632,154)

Net increase (decrease) in net assets resulting from operations	96,757,256	(76,435,363)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Class I	—	(145,295,668)
Class A	—	(410,593)
Class C	—	(258,812)

Total distributions to shareholders	—	(145,965,073)

CAPITAL STOCK TRANSACTIONS
Shares sold
Class I	77,234,349	241,293,274
Class A	2,157,050	6,647,624
Class C	829,294	1,967,186
Distributions reinvested
Class I	—	121,978,411
Class A	—	410,044
Class C	—	203,124
Shares redeemed
Class I	(233,237,301)	(728,476,266)
Class A	(939,173)	(3,915,247)
Class C	(336,889)	(636,602)

Net increase (decrease) from capital stock transactions	(154,292,670)	(360,528,452)

NET INCREASE (DECREASE) IN NET ASSETS	(57,535,414)	(582,928,888)

NET ASSETS AT BEGINNING OF PERIOD	1,980,379,064	2,563,307,952

NET ASSETS AT END OF PERIOD	$1,922,843,650	$1,980,379,064

SHARE TRANSACTIONS
Shares sold
Class I	1,986,738	6,032,142
Class A	55,680	164,629
Class C	21,560	49,336
Distributions reinvested
Class I	—	3,330,923
Class A	—	11,219
Class C	—	5,597
Shares redeemed
Class I	(5,998,654)	(18,475,422)
Class A	(24,236)	(97,818)
Class C	(8,770)	(16,681)

INCREASE (DECREASE) IN SHARES OUTSTANDING	(3,967,682)	(8,996,075)

Continued on following page.

Short-Term Treasury Portfolio		Versatile Bond Portfolio		Aggressive Growth Portfolio
Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019	Six Months Ended July 31, 2019 (Unaudited)	Year Ended January 31, 2019

$131,557	$156,526	$247,392	$253,662	$58,412	$61,674
—	—	91,752	(190,628)	108,093	4,093,663
—	—	—	—	—	—
—	—	—	—	—	—
17,144	19,474	282,118	199,450	1,160,637	(6,179,174)
—	—	—	—	—	—

148,701	176,000	621,262	262,484	1,327,142	(2,023,837)

—	(112,307)	—	(136,172)	—	(2,492,867)
—	—	—	(173)	—	(31,936)
—	—	—	(84)	—	(4,606)

—	(112,307)	—	(136,429)	—	(2,529,409)

867,067	6,547,575	10,899,492	5,060,454	974,818	674,785
—	—	9,600	—	166	286,351
—	—	—	—	—	5,994

—	108,076	—	129,786	—	2,416,637
—	—	—	173	—	31,936
—	—	—	84	—	4,606

(2,352,600)	(3,196,721)	(1,185,957)	(2,448,610)	(1,435,208)	(4,955,192)
—	—	—	—	(18,783)	(32,133)
—	—	—	—	—	—

(1,485,533)	3,458,930	9,723,135	2,741,887	(479,007)	(1,567,016)

(1,336,832)	3,522,623	10,344,397	2,867,942	848,135	(6,120,262)

15,929,821	12,407,198	9,381,504	6,513,562	25,316,508	31,436,770

$14,592,989	$15,929,821	$19,725,901	$9,381,504	$26,164,643	$25,316,508

13,244	100,736	182,270	87,351	16,164	10,788
—	—	162	—	3	4,229
—	—	—	—	—	93

—	1,667	—	2,269	—	43,979
—	—	—	3	—	583
—	—	—	2	—	85

(36,033)	(49,122)	(19,866)	(42,399)	(24,255)	(77,986)
—	—	—	—	(322)	(587)
—	—	—	—	—	—

(22,789)	53,281	162,566	47,226	(8,410)	(18,816)

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class I Shares (PRPFX) (1)	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$38.07		$42.01	$39.04	$34.37	$40.72	$42.96

Income (loss) from investment operations:
Net investment income (2)	.22		.37	.35	.27	.31	.28
Net realized and unrealized gain (loss) on investments and foreign currencies (3)	1.72		(1.52)	3.50	4.76	(4.22)	.65

Total income (loss) from investment operations	1.94		(1.15)	3.85	5.03	(3.91)	.93

Less distributions from:
Net investment income	—		(.31)	(.34)	(.31)	(.41)	(.27)
Net realized gain on investments	—		(2.48)	(.54)	(.05)	(2.03)	(2.90)

Total distributions	—		(2.79)	(.88)	(.36)	(2.44)	(3.17)

Net asset value, end of period	$40.01		$38.07	$42.01	$39.04	$34.37	$40.72

Total return (4)	5.10%	†	(2.47)%	9.97%	14.65%	(9.69)%	2.30%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$1,910,087		$1,969,888	$2,556,582	$2,795,366	$2,763,227	$5,634,021

Portfolio turnover rate	8.09%	†	18.62%	9.03%	19.08%	5.92%	17.43%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.85%	*	.84%	.82%	.82%	.80%	.76%
Before Advisory Fee waiver	.85%	*	.84%	.82%	.82%	.80%	.78%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	1.12%	*	.93%	.88%	.71%	.79%	.65%
Before Advisory Fee waiver	1.12%	*	.93%	.88%	.71%	.79%	.63%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except, through January 21, 2016, the $35 one-time account start-up fee.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class A Shares (PRPDX) (1)	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,		Eight Months Ended January 31, 2017
			2019	2018

Net asset value, beginning of period	$37.99		$41.94	$39.01	$37.31

Income (loss) from investment operations:
Net investment income (loss) (2)	.16		.26	.22	(.30)
Net realized and unrealized gain (loss) on investments and foreign currencies (3)	1.73		(1.50)	3.52	2.33

Total income (loss) from investment operations	1.89		(1.24)	3.74	2.03

Less distributions from:
Net investment income	—		(.23)	(.27)	(.28)
Net realized gain on investments	—		(2.48)	(.54)	(.05)

Total distributions	—		(2.71)	(.81)	(.33)

Net asset value, end of period	$39.88		$37.99	$41.94	$39.01

Total return (4)	4.97%	†	(2.70)%	9.69%	5.45%†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$8,019		$6,444	$3,842	$1,568

Portfolio turnover rate	8.09%	†	18.62%	9.03%	19.08% †
Ratio of expenses to average net assets	1.10%	*	1.09%	1.07%	1.07% *
Ratio of net investment income (loss) to average net assets	.84%	*	.65%	.55%	(1.17)% *

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Permanent Portfolio®

Class C Shares (PRPHX) (1)	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,		Eight Months Ended January 31, 2017
			2019	2018

Net asset value, beginning of period	$37.67		$41.68	$38.87	$37.31

Income (loss) from investment operations:
Net investment income (loss) (2)	.02		(.04)	(.07)	(.21)
Net realized and unrealized gain (loss) on investments and foreign currencies (3)	1.71		(1.48)	3.48	2.04

Total income (loss) from investment operations	1.73		(1.52)	3.41	1.83

Less distributions from:
Net investment income	—		(.01)	(.06)	(.22)
Net realized gain on investments	—		(2.48)	(.54)	(.05)

Total distributions	—		(2.49)	(.60)	(.27)

Net asset value, end of period	$39.40		$37.67	$41.68	$38.87

Total return (4)	4.59%	†	(3.43)%	8.87%	4.92%	†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$4,737		$4,047	$2,884	$928

Portfolio turnover rate	8.09%	†	18.62%	9.03%	19.08%	†
Ratio of expenses to average net assets	1.85%	*	1.84%	1.82%	1.82%	*
Ratio of net investment income (loss) to average net assets	.11%	*	(.09)%	(.19)%	(.81)%	*

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments and foreign currencies may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Short-Term Treasury Portfolio

Class I Shares (PRTBX) (1)	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$65.06		$64.77	$64.71	$64.81	$65.20	$65.63

Income (loss) from investment operations:
Net investment income (loss) (2)	.58		.75	.14	(.12)	(.40)	(.42)
Net realized and unrealized gain (loss) on investments (3)(4)	.08		.08	(.08)	.02	.01	(.01)

Total income (loss) from investment operations	.66		.83	.06	(.10)	(.39)	(.43)

Less distributions from:
Net investment income	—		(.54)	—	—	—	—

Total distributions	—		(.54)	—	—	—	—

Net asset value, end of period	$65.72		$65.06	$64.77	$64.71	$64.81	$65.20

Total return (4)(5)	1.01%	†	1.28%	.09%	(.15)%	(.60)%	(.66)%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$14,593		$15,930	$12,407	$16,458	$20,407	$21,031

Portfolio turnover rate (6)	28.74%	†	81.53%	24.81%	—%	—%	—%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.66%	*	.72%	.72%	.71%	.71%	.70%
Before Advisory Fee waiver	1.23%	*	1.23%	1.22%	1.21%	1.21%	1.20%
Ratio of net investment income (loss) to average net assets:
After Advisory Fee waiver	1.79%	*	1.15%	.22%	(.18)%	(.62)%	(.64)%
Before Advisory Fee waiver	1.23%	*	.64%	(.28)%	(.68)%	(1.12)%	(1.14)%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)

The receipt of a payment from the Fund’s custodian had the effect of increasing net realized and unrealized gain (loss) on investments by $.02 per share and increasing total return by .03% during the year ended January 31, 2016. Without this payment, total return would have been (.63)% during the year then ended.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except, through January 21, 2016, the $35 one-time account start-up fee.
(6)	Through January 21, 2016, portfolio turnover was not applicable since the Portfolio only invested in securities with maturities of one year or less.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class I Shares (PRVBX) (1)	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$58.30		$57.29	$58.90	$50.55	$60.50	$60.50

Income (loss) from investment operations:
Net investment income (2)	1.01		1.99	1.54	2.20	2.48	2.37
Net realized and unrealized gain (loss) on investments (3)(4)	1.67		—	(1.26)	8.07	(9.41)	.23

Total income (loss) from investment operations	2.68		1.99	.28	10.27	(6.93)	2.60

Less distributions from:
Net investment income	—		(.98)	(1.89)	(1.74)	(2.57)	(1.91)
Net realized gain on investments	—		—	—	(.18)	(.45)	(.69)

Total distributions	—		(.98)	(1.89)	(1.92)	(3.02)	(2.60)

Net asset value, end of period	$60.98		$58.30	$57.29	$58.90	$50.55	$60.50

Total return (4)(5)	4.60%	†	3.51%	.48%	20.29%	(11.76)%	4.37%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$19,692		$9,359	$6,491	$11,937	$10,068	$18,942

Portfolio turnover rate	83.46%	†	40.36%	29.87%	26.35%	15.63%	38.23%
Ratio of expenses to average net assets:
After Advisory Fee waiver	.65%	*	.82%	.84%	.84%	.84%	.82%
Before Advisory Fee waiver	1.21%	*	1.22%	1.22%	1.22%	1.22%	1.19%
Ratio of net investment income to average net assets:
After Advisory Fee waiver	3.40%	*	3.43%	2.63%	3.86%	4.23%	3.81%
Before Advisory Fee waiver	2.98%	*	3.03%	2.26%	3.48%	3.85%	3.44%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)

The receipt of a payment from the Fund’s investment adviser had the effect of increasing net realized and unrealized gain (loss) on investments by $.30 per share and increasing total return by .51% during the year ended January 31, 2018. Without this payment, total return would have been (.03)% during the year then ended.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except, through January 21, 2016, the $35 one-time account start-up fee.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class A Shares (PRVDX) (1)	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,		Eight Months Ended January 31, 2017
			2019	2018

Net asset value, beginning of period	$58.27		$57.27	$58.86	$56.69

Income from investment operations:
Net investment income (2)	.94		1.84	1.35	1.31
Net realized and unrealized gain (loss) on investments (3)(4)	1.66		.01	(1.21)	2.71

Total income from investment operations	2.60		1.85	.14	4.02

Less distributions from:
Net investment income	—		(.85)	(1.73)	(1.67)
Net realized gain on investments	—		—	—	(.18)

Total distributions	—		(.85)	(1.73)	(1.85)

Net asset value, end of period	$60.87		$58.27	$57.27	$58.86

Total return (4)(5)	4.46%	†	3.26%	.25%	7.06%	†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$22		$12	$12	$16

Portfolio turnover rate	83.46%	†	40.36%	29.87%	26.35%	†
Ratio of expenses to average net assets:
After Advisory Fee waiver	.90%	*	1.07%	1.09%	1.09%	*
Before Advisory Fee waiver	1.45%	*	1.47%	1.47%	1.47%	*
Ratio of net investment income to average net assets:
After Advisory Fee waiver	3.17%	*	3.16%	2.31%	3.34%	*
Before Advisory Fee waiver	2.68%	*	2.76%	1.94%	2.96%	*

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)

The receipt of a payment from the Fund’s investment adviser had the effect of increasing net realized and unrealized gain (loss) on investments by $.30 per share and increasing total return by .51% during the year ended January 31, 2018. Without this payment, total return would have been (.26)% during the year then ended.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Versatile Bond Portfolio

Class C Shares (PRVHX) (1)	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,		Eight Months Ended January 31, 2017
			2019	2018

Net asset value, beginning of period	$58.14		$57.18	$58.83	$56.69

Income (loss) from investment operations:
Net investment income (2)	.69		1.39	.91	1.02
Net realized and unrealized gain (loss) on investments (3)(4)	1.68		.02	(1.21)	2.69

Total income (loss) from investment operations	2.37		1.41	(.30)	3.71

Less distributions from:
Net investment income	—		(.45)	(1.35)	(1.39)
Net realized gain on investments	—		—	—	(.18)

Total distributions	—		(.45)	(1.35)	(1.57)

Net asset value, end of period	$60.51		$58.14	$57.18	$58.83

Total return (4)(5)	4.08%	†	2.49%	(.50)%	6.53%	†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$11		$11	$11	$11

Portfolio turnover rate	83.46%	†	40.36%	29.87%	26.35%	†
Ratio of expenses to average net assets:
After Advisory Fee waiver	1.65%	*	1.82%	1.84%	1.84%	*
Before Advisory Fee waiver	2.20%	*	2.22%	2.22%	2.22%	*
Ratio of net investment income to average net assets:
After Advisory Fee waiver	2.36%	*	2.41%	1.56%	2.61%	*
Before Advisory Fee waiver	1.57%	*	2.01%	1.18%	2.23%	*

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)

The receipt of a payment from the Fund’s investment adviser had the effect of increasing net realized and unrealized gain (loss) on investments by $.30 per share and increasing total return by .51% during the year ended January 31, 2018. Without this payment, total return would have been (1.01)% during the year then ended.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class I Shares (PAGRX) (1)	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$56.68		$67.54	$58.52	$53.73	$67.53	$65.03

Income (loss) from investment operations:
Net investment income (2)	.13		.14	.55	.37	.22	.22
Net realized and unrealized gain (loss) on investments (3)	2.90		(4.85)	13.98	14.07	(10.33)	4.28

Total income (loss) from investment operations	3.03		(4.71)	14.53	14.44	(10.11)	4.50

Less distributions from:
Net investment income	—		(.11)	(.63)	(.39)	(.95)	(.21)
Net realized gain on investments	—		(6.04)	(4.88)	(9.26)	(2.74)	(1.79)

Total distributions	—		(6.15)	(5.51)	(9.65)	(3.69)	(2.00)

Net asset value, end of period	$59.71		$56.68	$67.54	$58.52	$53.73	$67.53

Total return (4)	5.35%	†	(6.68)%	25.82%	26.70%	(15.50)%	6.83%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$25,810		$24,961	$31,309	$28,736	$28,120	$44,954

Portfolio turnover rate	.26%	†	9.98%	3.65%	5.52%	7.22%	5.06%
Ratio of expenses to average net assets	1.23%	*	1.23%	1.21%	1.21%	1.21%	1.20%
Ratio of net investment income to average net assets	.45%	*	.23%	.88%	.62%	.34%	.32%

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period.
(2)	Net investment income is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except, through January 21, 2016, the $35 one-time account start-up fee.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class A Shares (PAGDX) (1)	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,		Eight Months Ended January 31, 2017
			2019	2018

Net asset value, beginning of period	$56.53		$67.47	$58.50	$60.81

Income (loss) from investment operations:
Net investment income (loss) (2)	.06		(.01)	.32	(.01)
Net realized and unrealized gain (loss) on investments (3)	2.88		(4.84)	14.03	7.25

Total income (loss) from investment operations	2.94		(4.85)	14.35	7.24

Less distributions from:
Net investment income	—		(.05)	(.50)	(.29)
Net realized gain on investments	—		(6.04)	(4.88)	(9.26)

Total distributions	—		(6.09)	(5.38)	(9.55)

Net asset value, end of period	$59.47		$56.53	$67.47	$58.50

Total return (4)	5.20%	†	(6.90)%	25.49%	11.76%	†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$306		$309	$83	$11

Portfolio turnover rate	.26%	†	9.98%	3.65%	5.52%	†
Ratio of expenses to average net assets	1.48%	*	1.48%	1.46%	1.46%	*
Ratio of net investment income (loss) to average net assets	.20%	*	(.02)%	.51%	(.01)%	*

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment income (loss) is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

Aggressive Growth Portfolio

Class C Shares (PAGHX) (1)	Six Months Ended July 31, 2019 (Unaudited)		Year Ended January 31,		Eight Months Ended January 31, 2017
			2019	2018

Net asset value, beginning of period	$55.64		$66.95	$58.44	$60.81

Income (loss) from investment operations:
Net investment loss (2)	(.16)		(.48)	(.22)	(.33)
Net realized and unrealized gain (loss) on investments (3)	2.84		(4.79)	14.02	7.24

Total income (loss) from investment operations	2.68		(5.27)	13.80	6.91

Less distributions from:
Net investment income	—		—	(.41)	(.02)
Net realized gain on investments	—		(6.04)	(4.88)	(9.26)

Total distributions	—		(6.04)	(5.29)	(9.28)

Net asset value, end of period	$58.32		$55.64	$66.95	$58.44

Total return (4)	4.82%	†	(7.60)%	24.55%	11.20%	†

Ratios / supplemental data:
Net assets, end of period (in thousands)	$49		$47	$45	$11

Portfolio turnover rate	.26%	†	9.98%	3.65%	5.52%	†
Ratio of expenses to average net assets	2.23%	*	2.23%	2.21%	2.21%	*
Ratio of net investment loss to average net assets	(.54)%	*	(.77)%	(.34)%	(.76)%	*

†	Not annualized.
*	Annualized.
(1)	Information contained herein is for each share of capital stock outstanding throughout each period. Shares commenced operations on May 31, 2016.
(2)	Net investment loss is based on average shares outstanding during the period.
(3)

Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 2019 (Unaudited)

1.	SIGNIFICANT ACCOUNTING POLICIES

Permanent Portfolio Family of Funds (“Fund”) was organized on September 21, 2015 as a Delaware statutory trust under the laws of the State of Delaware and is an open-end, series, management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is the successor to Permanent Portfolio Family of Funds, Inc., a Maryland corporation organized on December 14, 1981, pursuant to a plan of reorganization implemented on May 27, 2016. The Fund currently consists of the following four series (each a “Portfolio”): Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Permanent Portfolio®, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced investment operations on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively. Effective May 31, 2016, existing shares of each Portfolio were renamed Class I shares, and Permanent Portfolio®, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced offering Class A and Class C shares for purchase through brokers and dealers.

Each share class has equal rights as to earnings and assets except that each class bears different shareholder servicing and distribution expenses. Each share class has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each share class based on its relative net assets.

Each of the Fund’s Portfolios is an investment company, and accordingly, each Portfolio follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification “Financial Services — Investment Companies (Topic 946).” The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

Valuation of Investments

Each Portfolio’s assets are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are normally valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. Equity securities that are not traded on a listed exchange or system are valued at the last sales price in the over-the-counter market. If there is no trading in an investment on a business day, the investment will be valued at the mean between its closing bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government and agency securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver bullion are valued at the closing spot settlement price on the New York Commodity Exchange. Gold and silver coins are valued at the price furnished by an independent pricing service. Deposits of Swiss francs and Swiss government bonds will be valued each business day at prices (converted

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2019 (Unaudited)

into U.S. dollars) quoted by an independent pricing service. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. All investments denominated in foreign currencies are converted into U.S. dollars using exchange rates obtained from an independent pricing service. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, are valued by the Valuation Committee of the Fund’s investment adviser pursuant to fair value procedures approved by the Fund’s Board of Trustees.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during a reporting period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical assets

The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

Level 2 — Significant other observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar assets or liabilities.

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2019 (Unaudited)

the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, spread, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s assets:

	Level 1 (Quoted Prices in Active Markets for Identical Assets)	Level 2 (Significant Other Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total

PERMANENT PORTFOLIO®
Gold assets	$417,147,894	$—	$—	$417,147,894
Silver assets	118,971,473	—	—	118,971,473
Swiss franc assets	683,567	146,636,820	—	147,320,387
Real estate and natural resource stocks	364,328,500	—	—	364,328,500
Aggressive growth stocks †	376,540,100	—	—	376,540,100
Dollar assets:
Corporate bonds †	—	325,573,305	—	325,573,305
United States Treasury securities	—	151,755,083	—	151,755,083

Total Portfolio	$1,277,671,534	$623,965,208	$—	$1,901,636,742

	67.19%	32.81%	—%	100.00%

SHORT-TERM TREASURY PORTFOLIO
United States Agency securities	$—	$1,645,138	$—	$1,645,138
United States Treasury securities	—	12,782,377	—	12,782,377

Total Portfolio	$—	$14,427,515	$—	$14,427,515

	—%	100.00%	—%	100.00%

VERSATILE BOND PORTFOLIO
Corporate bonds †	$—	$16,018,290	$—	$16,018,290
Preferred stocks †	1,420,150	—	—	1,420,150
United States Treasury securities	—	2,297,579	—	2,297,579

Total Portfolio	$1,420,150	$18,315,869	$—	$19,736,019

	7.20%	92.80%	—%	100.00%

AGGRESSIVE GROWTH PORTFOLIO
Aggressive growth stocks †	$26,343,070	$—	$—	$26,343,070

Total Portfolio	$26,343,070	$—	$—	$26,343,070

	100.00%	—%	—%	100.00%

†

See the Schedules of Investments for Permanent Portfolio and Aggressive Growth Portfolio for each Portfolio’s industry classification of aggressive growth stocks and the Schedules of Investments for Permanent Portfolio and Versatile Bond Portfolio for each Portfolio’s industry classification of corporate bonds and preferred stocks.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2019 (Unaudited)

Transfers between levels are recognized at the end of a reporting period. There were no transfers into or out of Levels 1 and 2 during the six months ended July 31, 2019. The Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio held no Level 3 assets during the six months then ended.

As of July 31, 2019 and during the six months then ended, the Fund did not hold any derivative instruments, nor did it engage in any hedging activities using derivative instruments.

Translation of Foreign Currencies

Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books versus the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies.

Investment Transactions and Investment Income

Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

During the six months ended July 31, 2019, investment income was earned as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Interest:
Corporate bonds	$5,374,825	$—	$208,635	$—
Swiss franc assets	1,248,429	—	—	—
United States Treasury and Agency securities	3,038,502	180,375	20,742	—
Dividends	9,391,790	—	65,773	219,030

	$19,053,546	$180,375	$295,150	$219,030

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2019 (Unaudited)

Federal Taxes

Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2019, pursuant to the requirements of the Code.

As of January 31, 2019, the Fund’s Permanent Portfolio and Aggressive Growth Portfolio had no capital loss carryforwards available to offset future realized gains, if any, while the Fund’s Short-Term Treasury Portfolio had $1,378 of short-term capital loss carryforwards and $814 of long-term capital loss carryforwards, and the Fund’s Versatile Bond Portfolio had $1,039,989 of long-term capital loss carryforwards available, respectively, to offset future realized gains, if any. Any capital losses incurred in taxable years beginning after December 22, 2010 (“Post-2010 Losses”) may be carried forward without limit and do not expire, and such capital loss carryforwards must be fully utilized before capital loss carryforwards from earlier periods may be utilized. As a result, if the Fund’s Portfolios have Post-2010 Losses, capital loss carryforwards from earlier periods may be more likely to expire unused. Additionally, net capital losses attributable to investment transactions that occur after October 31 and ordinary losses that occur after December 31 (“Post-October” and “Late-Year Ordinary” losses, respectively), if any, are recognized for federal tax purposes as arising on February 1, the first day of each Portfolio’s next taxable year. The Fund’s Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio had no Post-October losses or Late-Year Ordinary losses. The Fund’s Permanent Portfolio had $24,375,727 of Post-October losses.

During the six months ended July 31, 2019, the Fund’s Permanent Portfolio, Short-Term Treasury Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred no federal excise tax.

The Fund’s Portfolios recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund’s Portfolios have analyzed their respective tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns previously filed for open tax years 2016 through 2018 or expected to be taken on the Fund’s Portfolios’ 2019 tax returns. The Fund’s Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Equalization

The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2019 (Unaudited)

Indemnifications

The Fund indemnifies its officers and trustees for certain liabilities that might arise from the performance of their duties for the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which may provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves future claims that may be made against the Fund under circumstances that have not occurred.

2.	DISTRIBUTIONS TO SHAREHOLDERS

On December 6, 2018, the Fund paid ordinary income dividends and capital gain distributions to shareholders of record on December 4, 2018. The per share amounts per Portfolio were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary Income Dividends
Class I shares	$.31558	$.53715	$.97936	$.11383
Class A shares	.23552	—	.84956	.05334
Class C shares	.01174	—	.45352	—

Short-Term Capital Gain Distributions
Class I shares	0.00201	—	—	—
Class A shares	0.00201	—	—	—
Class C shares	0.00201	—	—	—

Long-Term Capital Gain Distributions
Class I shares	2.47338	—	—	6.03877
Class A shares	2.47338	—	—	6.03877
Class C shares	2.47338	—	—	6.03877

The federal income tax character of such dividends and distributions paid was as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Ordinary income	$16,571,049	$112,307	$136,429	$46,390
Long-term capital gain †	129,394,024	—	—	2,483,019

	$145,965,073	$112,307	$136,429	$2,529,409

†	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

Dividends to shareholders from net investment income and distributions to shareholders from net realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code, which may differ from accounting principles generally accepted in the United States. These differences result primarily from different treatment of net investment income and net realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2019: (i) the Fund’s Permanent Portfolio reclassified $2,888,092 from total distributable earnings to paid-in capital; (ii) the Fund’s Short-Term Treasury Portfolio reclassified $11,654 from total distributable

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2019 (Unaudited)

earnings to paid-in capital; (iii) the Fund’s Versatile Bond Portfolio reclassified $21,927 from total distributable loss to paid-in capital; and (iv) the Fund’s Aggressive Growth Portfolio reclassified $4,325 from total distributable earnings to paid-in capital, to reflect such book and tax basis differences.

As of January 31, 2019, the components of distributable earnings on a tax basis were as follows:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Distributable ordinary income	$4,702,318	$35,238	$67,250	$1,876
Undistributed capital gains (losses)	—	(2,192)	(1,039,989)	1,677,938
Post-October and Late-Year Ordinary losses	(24,375,727)	—	—	—
Unrealized appreciation (depreciation) on investments and foreign currencies	341,782,347	96	(104,813)	15,247,722

	$322,108,938	$33,142	$(1,077,552)	$16,927,536

3.	INVESTMENT ADVISER AND INVESTMENT ADVISORY CONTRACT

Pacific Heights Asset Management, LLC (“Pacific Heights”) has served as the Fund’s investment adviser since May 1, 2003. In accordance with the terms of the Investment Advisory Contract, dated January 21, 2016 (“Contract”), Pacific Heights, subject to the oversight of the Fund’s Board of Trustees: (i) furnishes each Portfolio with a continuous investment program, including investment research, advice and management, with respect to all securities, other investments and cash or cash equivalents in each Portfolio; (ii) furnishes the Fund all necessary administrative, accounting, clerical, statistical, correspondence and other services; (iii) furnishes or pays for all supplies, printed material and office space as the Fund may require; and (iv) pays or reimburses such Fund and Portfolio expenses as specified in the Contract. For its services under the Contract, Pacific Heights receives, before any waivers, investment advisory fees which are calculated daily and paid monthly, at the annual rates as a percentage of average daily net assets of each Portfolio of the Fund (“Advisory Fee”) as follows: (i) 1.1875% of the first $200 million of the Portfolio’s average daily net assets; (ii) .8750% of the next $200 million of the Portfolio’s average daily net assets; (iii) .8125% of the next $200 million of the Portfolio’s average daily net assets; and (iv) .7500% of all of the Portfolio’s average daily net assets in excess of $600 million.

All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for: (i) the Advisory Fee payable to Pacific Heights; (ii) all fees, costs, expenses and allowances payable to any person, firm or corporation in relation to the Portfolio’s investments, including interest on borrowings; (iii) all taxes of any kind payable by the Portfolio; (iv) all brokerage commissions and other charges in the purchase and sale of the Portfolio’s assets; (v) all fees and expenses of trustees of the Fund, including fees and disbursements to counsel to those trustees who are not interested persons of the Fund or Pacific Heights; (vi) payments pursuant to any plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act; and (vii) all extraordinary fees, costs and expenses of the Fund or any Portfolio, as defined in the Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Portfolios’ ordinary operating expenses out of its Advisory Fee.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2019 (Unaudited)

Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement dated December 7, 2018 (“New Waiver Agreement”), effective through June 1, 2020, Pacific Heights has agreed to waive portions of its Advisory Fee allocable to: (i) the Short-Term Treasury Portfolio, such that the Advisory Fee paid by the Portfolio does not exceed an annual rate of .6250% of the Portfolio’s average daily net assets; and (ii) the Versatile Bond Portfolio, such that the Advisory Fee paid by the Portfolio also does not exceed an annual rate of .6250% of the Portfolio’s average daily net assets. Pacific Heights is not eligible for reimbursement of any amounts waived under the New Waiver Agreement. The New Waiver Agreement may be terminated or amended only in writing and only with the approval of the Fund’s Board of Trustees.

Pacific Heights is a California limited liability company. Pacific Heights’ manager and the sole trustee of its sole member is Michael J. Cuggino (who is also its President and Chief Executive Officer). Mr. Cuggino is also the President, Secretary and Chairman of the Board of Trustees of the Fund, and has been the portfolio manager of the Fund’s Portfolios since May 1, 2003. In addition to the benefits that result from being the trustee of the sole member of Pacific Heights, Mr. Cuggino was paid $57,500 by the Fund during the six months ended July 31, 2019 for his service as a trustee of the Fund.

4.	DISTRIBUTION AND SERVICE FEES

The Fund’s Board of Trustees has adopted plans of distribution pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plans”) with respect to Class A and Class C shares of the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Under the Rule 12b-1 Plans, Class A shares pay service fees at an annual rate of .25% of the average daily net assets of the Portfolio attributable to Class A shares and Class C shares pay distribution and service fees at an aggregate annual rate of 1.00% of the average daily net assets of the Portfolio attributable to Class C shares. Quasar Distributors, LLC (“Distributor”) serves as principal underwriter for shares of the Portfolios, and acts as each Portfolio’s distributor in a continuous public offering of each Portfolio’s shares. The Distributor may pay any or all amounts received under the Rule 12b-1 Plans to other persons, including Pacific Heights, for any distribution or service activity. These distribution and servicing fees are reported in the Fund’s Statements of Operations. The Portfolios do not incur any direct distribution expenses related to Class I shares. However, Pacific Heights may make payments for the sale and distribution of all share classes, including Class I shares, from its own resources.

5.	PURCHASES AND SALES OF SECURITIES

The following is a summary of purchases and sales of securities other than short-term securities for the six months ended July 31, 2019:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Purchases	$113,077,938	$1,996,566	$10,731,165	$69,109
Sales	240,168,109	2,000,000	13,033,505	544,795

The Fund’s Permanent Portfolio also sold $20,872,225 of gold during the six months ended July 31, 2019.

Continued on following page.

NOTES TO FINANCIAL STATEMENTS

July 31, 2019 (Unaudited)

6.	NET UNREALIZED APPRECIATION OF INVESTMENTS

The following is a summary of net unrealized appreciation of investments as of July 31, 2019 for federal income tax purposes:

	Permanent Portfolio®	Short-Term Treasury Portfolio	Versatile Bond Portfolio	Aggressive Growth Portfolio

Aggregate gross unrealized appreciation of investments with excess of value over tax cost:
Investments in securities	$375,848,169	$17,240	$297,900	$17,455,410
Investments other than securities	139,894,616	—	—	—

	515,742,785	17,240	297,900	17,455,410
Aggregate gross unrealized depreciation of investments with excess of tax cost over value:
Investments in securities	(138,802,307)	—	(120,595)	(1,047,051)
Investments other than securities	—	—	—	—

	(138,802,307)	—	(120,595)	(1,047,051)

Net unrealized appreciation of investments	$376,940,478	$17,240	$177,305	$16,408,359

7.	SUBSEQUENT EVENTS

The Fund has evaluated the impact of subsequent events on its Portfolios and has determined that there were no subsequent events requiring recognition or disclosure in the Fund’s financial statements.

ADDITIONAL INFORMATION

Other Information (Unaudited)

Proxy Voting

The Fund’s Portfolios vote proxies relating to their portfolio securities in accordance with the Fund’s Proxy Voting Policies and Procedures. A copy of the Fund’s Proxy Voting Policies and Procedures as well as information regarding how each of the Fund’s Portfolios voted such proxies during the twelve-month period ended June 30, 2019 is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142, or by accessing the SEC’s website at http://www.sec.gov.

Quarterly Holdings

In addition to the Schedules of Investments provided in the Fund’s Semi-Annual and Annual Report to Shareholders, each of the Fund’s Portfolios files its complete schedule of portfolio holdings with the SEC on Form N-PORT as of the first and third fiscal quarters. The Portfolios’ Form N-PORTs are available on the SEC’s website at http://www.sec.gov. The Form N-PORTs may also be reviewed and copied at the SEC’s Public Reference Room, located at 100 F Street, N.E., Washington, D.C. 20549-2736. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (800)-SEC-0330.

ADDITIONAL INFORMATION

Expense Examples

Six Months Ended July 31, 2019 (Unaudited)

As a shareholder in one or more of the Fund’s Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees (if applicable); and (2) ongoing costs, including management fees, distribution fees pursuant to the Rule 12b-1 Plan (if applicable) and other Portfolio expenses. The Examples on the following page are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

These Examples are based on an investment of $1,000 invested at January 31, 2019 and held for the entire six months ended July 31, 2019.

Actual Expenses

The first line with respect to each share class of each Portfolio on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months ended July 31, 2019. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended July 31, 2019” to estimate the expenses you paid on your account during the six months ended July 31, 2019.

Hypothetical Example for Comparison Purposes

The second line with respect to each share class of each Portfolio on the following page provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months ended July 31, 2019. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees (if applicable). Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Continued on following page.

ADDITIONAL INFORMATION

Expense Examples

Six Months Ended July 31, 2019 (Unaudited)

	Beginning Account Value January 31, 2019	Ending Account Value July 31, 2019	Expenses Paid During Six Months Ended July 31, 2019 *	Annualized Net Expense Ratio *
Permanent Portfolio®
Class I shares (PRPFX)
Actual	$1,000.00	$1,021.08	$4.26	.85%
Hypothetical (5% return before expenses)	1,000.00	1,020.58	6.16	.85%
Class A shares (PRPDX)
Actual	1,000.00	1,019.19	5.51	1.10%
Hypothetical (5% return before expenses)	1,000.00	1,019.34	5.51	1.10%
Class C shares (PRPHX)
Actual	1,000.00	1,013.59	9.24	1.85%
Hypothetical (5% return before expenses)	1,000.00	1,015.62	9.25	1.85%

Short-Term Treasury Portfolio
Class I shares (PRTBX)
Actual	$1,000.00	$1,001.74	$3.28	.66%
Hypothetical (5% return before expenses)	1,000.00	1,021.52	3.31	.66%

Versatile Bond Portfolio
Class I Shares (PRVBX)
Actual	$1,000.00	$1,019.59	$3.25	.65%
Hypothetical (5% return before expenses)	1,000.00	1,021.57	3.26	.65%
Class A Shares (PRVDX)
Actual	1,000.00	1,017.65	4.50	.90%
Hypothetical (5% return before expenses)	1,000.00	1,020.33	4.51	.90%
Class C Shares (PRVHX)
Actual	1,000.00	1,012.05	8.23	1.65%
Hypothetical (5% return before expenses)	1,000.00	1,016.61	8.25	1.65%

Aggressive Growth Portfolio
Class I Shares (PAGRX)
Actual	$1,000.00	$1,020.43	$6.16	1.23%
Hypothetical (5% return before expenses)	1,000.00	1,018.70	6.16	1.23%
Class A Shares (PAGDX)
Actual	1,000.00	1,018.45	7.41	1.48%
Hypothetical (5% return before expenses)	1,000.00	1,017.46	7.40	1.48%
Class C Shares (PAGHX)
Actual	1,000.00	1,012.84	11.13	2.23%
Hypothetical (5% return before expenses)	1,000.00	1,013.74	11.13	2.23%

*

The dollar amounts shown as expenses paid during the period then ended are equal to the annualized six month net expense ratio multiplied by the applicable Portfolio’s average account value during the period, multiplied by the number of days in the period (181) divided by the number of days in the Portfolio’s fiscal year (365) (to reflect the one-half year period). For all share classes, hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the period (181) divided by the number of days in the Portfolio’s fiscal year (365).

ADDITIONAL INFORMATION

Trustees and Officers (Unaudited)

All of the Fund’s trustees and officers may be reached c/o Permanent Portfolio Family of Funds, 600 Montgomery Street, Suite 4100, San Francisco, California 94111. No trustee or officer has any family relationship with another and each of the Fund’s trustees will hold office until their successors have been duly elected and qualified, or until their earlier resignation, removal, death or disqualification. The Fund’s officers are elected annually by the Fund’s Board of Trustees and each officer holds office until their successor has been duly elected and qualified, or until their earlier resignation, removal, death or disqualification. The principal occupation(s) of the Fund’s trustees and officers are listed below. The Fund’s Statement of Additional Information includes additional information regarding the Fund’s trustees and officers and is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142.

Independent Trustees

HUGH A. BUTLER

Trustee	Age 67

Now retired, Mr. Butler was formerly Executive Vice President from 2004 through 2006 of the Credit Union Services Division of Fidelity National Information Services, Inc. (formerly Fidelity Information Systems), a publicly-traded provider of software, outsourcing and information technology consulting for the financial services and mortgage industries, majority-owned by Fidelity National, Inc. Previously, Mr. Butler was Chief Executive Officer and Founder of Computer Consultants Corporation, an information systems consulting firm to financial institutions, in Salt Lake City, Utah. Mr. Butler has served as a trustee of the Fund since 1996 and oversees all four of the Fund’s Portfolios.

ROGER DOEBKE

Trustee	Age 79

President, Simplex Realty Services, Inc., a commercial real estate acquisition, development and property management firm located in Orange County, California since 1993. Mr. Doebke has served as a trustee of the Fund since 2004 and oversees all four of the Fund’s Portfolios.

Continued on following page.

ADDITIONAL INFORMATION

Trustees and Officers (Unaudited)

Interested Trustees and Officers*

MICHAEL J. CUGGINO*

Chairman, President, Secretary & Trustee	Age 56

A Certified Public Accountant (inactive), Mr. Cuggino has served as Chairman of the Board and President of the Fund since 2003, as Treasurer of the Fund from 1993 through 2007, as Secretary of the Fund since 2006 and as a trustee of the Fund since 1998. He is the manager and sole trustee of the sole member (also the President and Chief Executive Officer) of the Fund’s investment adviser. Mr. Cuggino oversees all four of the Fund’s Portfolios.

JAMES H. ANDREWS*

Treasurer	Age 64

Mr. Andrews has served as Treasurer of the Fund since 2007 and previously served as Assistant Treasurer of the Fund from 2006 through 2007. He has also served as Director of Finance of the Fund’s investment adviser since 2006. Previously, Mr. Andrews was employed in various financial, investment and operational capacities at Blum Capital Partners LP, an investment management firm located in San Francisco, California from 1994 through 2005.

SUSAN K. FREUND*

Chief Compliance Officer	Age 64

Ms. Freund has served as the Chief Compliance Officer of the Fund and the Fund’s investment adviser since 2010. Previously, Ms. Freund served as an independent consultant to various asset management firms from 2009 through 2010 and served as President, Secretary, Treasurer and Chief Compliance Officer of the Embarcadero Funds from 2007 through 2009. From 2001 through 2007, Ms. Freund served as Senior Counsel at Bank of the West. Ms. Freund is a member of the State Bar of California.

*	Considered to be an “interested person” within the meaning of the 1940 Act by virtue of, among other considerations, his or her association with the Fund’s investment adviser.

Semi-Annual Report

Six Months Ended July 31, 2019

INVESTMENT ADVISER

Pacific Heights Asset Management, LLC

600 Montgomery Street

San Francisco, California 94111

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

Quasar Distributors, LLC

777 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

TRANSFER AGENT

U.S. Bank Global Fund Services

P. O. Box 701

Milwaukee, Wisconsin 53201

(for overnight delivery services,

615 East Michigan Street

Milwaukee, Wisconsin 53202)

(800) 341-8900

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

50 South 16th Street

Philadelphia, Pennsylvania 19102

SHAREHOLDER SERVICES OFFICE

130 South Brune Street

Bartlett, Texas 76511

(254) 527-3102

(800) 531-5142 Nationwide

www.permanentportfoliofunds.com

Must be preceded or accompanied by a Prospectus.	09/19

Permanent Portfolio®, The Permanent Portfolio Family of Funds®, A Fund for All Seasons® and The Permanent Portfolio Family of Funds logo are registered trademarks of Pacific Heights Asset Management, LLC. This Report is Copyright© 2019 Permanent Portfolio Family of Funds. All rights reserved.